================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/09
ss
Check here if Amendment [_]; Amendment Number:__________
 This Amendment (Check only one.):     [_]  is a restatement.
                                       [_]  adds new holdings
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates, Inc.
Address:  200 Clarendon St 56th Floor
          Boston, MA 02116
Form 13F File Number:  28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas P. Alber
Title:    Chief Financial Officer
Phone:    617.574.6735
Signature, Place, and Date of Signing:

/s/ Thomas P. Alber            Boston, MA                           05/15/09
-----------------------------  --------------------------------  --------------
[Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]

     Form 13F File Number  Name
     28-_________________  ________________________

================================================================================

[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:    55,702,002
Form 13F Information Table Value Total: $   608,264
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number               Name
              28-
     _____    ________________________            ______________________

                                   Form 13F

Page 1 of 1          Name of Reporting Manager: TA Associates, Inc. 3/31/09

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                           Item 5:   --------------------------------
                                                  Item 3:      Item 4:    Shares of           (b) Shared-
           Item 1:                Item 2:          CUSIP     Fair Market  Principal           As Defined   (c) Shared-
       Name of Issuer          Title of Class      Number       Value      Amount    (a) Sole in Instr. V    Other
------------------------------ --------------  ------------- ------------ ---------- -------- -----------  -----------
Cardtronics Inc.                   Common       14161H 10 8   $21,698,936 12,259,286    X
Lumber Liquidators Inc.            Common       55003Q 10 3   $35,792,693  2,807,270    X
MetroPCS Communications Inc.       Common       591708 10 2  $510,602,603 29,894,766    X
Monotype Imaging Holdings Inc.     Common       61022P 10 0   $40,170,143 10,740,680    X
   COLUMN TOTALS                                              608,264,375 55,702,002

                                                    (SEC USE ONLY)
                                                       Item 8:
                                              Voting Authority (Shares)
                                             ----------------------------
                                 Item 7:
           Item 1:              Managers
       Name of Issuer          See Instr. V  (a) Sole (b) Shared  (c) None
------------------------------ ------------  -------- ----------  --------
Cardtronics Inc.                                X
Lumber Liquidators Inc.                         X
MetroPCS Communications Inc.                    X
Monotype Imaging Holdings Inc.                  X
   COLUMN TOTALS